FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 12, 2021
FAIR VALUE MEASUREMENTS
Assets held in trust account		$ 54,799,478	$ 204,044,469	$ 26,250,000
Withdrew amount		$ 1,374,898	351,474
Non-redemption agreement liability shares (in Shares)	235,180	235,180
Non-redemption of common stock shares (in Shares)	235,180	235,180
Fair value			$ 0